Intangible assets - Summary of goodwill allocation (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Goodwill
Goodwill	$ 1,682	$ 1,624
Metal Beverage Packaging Europe
Goodwill
Goodwill	618	566
Metal Beverage Packaging Americas
Goodwill
Goodwill	437	437
Glass Packaging Europe
Goodwill
Goodwill	67	61
Glass Packaging North America
Goodwill
Goodwill	$ 560	$ 560